Intangible Assets, Net (Details) - Schedule of Intangible Assets, Net - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cost
Cost at beginning	$ 7,657,621	$ 907,304
Cost Acquisitions through business combinations		3,718,298
Additions	1,811,784	3,244,922
Exchange differences	(83,414)	(212,903)
Cost at ending	5,672,439	7,657,621
Accumulated amortization
Accumulated amortization at begining	1,864,478	742,988
Accumulated amortization Acquisitions through business combinations		526,859
Amortization charged for the year	993,594	642,677
Exchange differences	(21,883)	(48,046)
Accumulated amortization at ending	2,836,189	1,864,478
Net book value	2,836,250	5,793,143
Impairment of intangible assets	(3,713,552)
Computer software [member]
Cost
Cost at beginning	887,745	907,304
Cost Acquisitions through business combinations
Additions	21,137	12,740
Exchange differences	10,340	(32,299)
Cost at ending	919,222	887,745
Accumulated amortization
Accumulated amortization at begining	767,168	742,988
Accumulated amortization Acquisitions through business combinations
Amortization charged for the year	53,859	50,036
Exchange differences	9,573	(25,856)
Accumulated amortization at ending	830,600	767,168
Net book value	88,622	120,577
Impairment of intangible assets
Right-of-use Platform [Member]
Cost
Cost at beginning	673,029
Cost Acquisitions through business combinations		729,934
Additions
Exchange differences	(15,907)	(56,905)
Cost at ending	114,659	673,029
Accumulated amortization
Accumulated amortization at begining	50,477
Accumulated amortization Acquisitions through business combinations
Amortization charged for the year	65,753	50,894
Exchange differences	(1,571)	(417)
Accumulated amortization at ending	114,659	50,477
Net book value		622,552
Impairment of intangible assets	(542,463)
Customer base [Member]
Cost
Cost at beginning	1,042,110
Cost Acquisitions through business combinations		1,116,730
Additions
Exchange differences	(26,956)	(74,620)
Cost at ending	829,560	1,042,110
Accumulated amortization
Accumulated amortization at begining	405,868
Accumulated amortization Acquisitions through business combinations
Amortization charged for the year	312,268	408,463
Exchange differences	(11,865)	(2,595)
Accumulated amortization at ending	706,271	405,868
Net book value	123,289	636,242
Impairment of intangible assets	(185,594)
Technical know-how [Member]
Cost
Cost at beginning	499,344
Cost Acquisitions through business combinations		514,968
Additions
Exchange differences	(13,232)	(15,624)
Cost at ending	486,112	499,344
Accumulated amortization
Accumulated amortization at begining	28,405
Accumulated amortization Acquisitions through business combinations
Amortization charged for the year	55,501	28,128
Exchange differences	(950)	277
Accumulated amortization at ending	82,956	28,405
Net book value	403,156	470,939
Impairment of intangible assets
Security Surveillance system [Member]
Cost
Cost at beginning	1,360,898
Cost Acquisitions through business combinations		1,356,666
Additions	200,101	37,687
Exchange differences	(36,775)	(33,455)
Cost at ending	1,524,224	1,360,898
Accumulated amortization
Accumulated amortization at begining	612,560
Accumulated amortization Acquisitions through business combinations		526,859
Amortization charged for the year	103,162	105,156
Exchange differences	(16,599)	(19,455)
Accumulated amortization at ending	699,123	612,560
Net book value	825,101	748,338
Impairment of intangible assets
Intelligent Cloud Platform [Member]
Cost
Cost at beginning	3,000,000
Cost Acquisitions through business combinations
Additions	1,590,546	3,000,000
Exchange differences	(471)
Cost at ending	1,604,580	3,000,000
Accumulated amortization
Accumulated amortization at begining
Accumulated amortization Acquisitions through business combinations
Amortization charged for the year	403,051
Exchange differences	(471)
Accumulated amortization at ending	402,580
Net book value	1,202,000	3,000,000
Impairment of intangible assets	(2,985,495)
Assets under construction - Cash Management Systems [Member]
Cost
Cost at beginning	194,495
Cost Acquisitions through business combinations
Additions		194,495
Exchange differences	(413)
Cost at ending	194,082	194,495
Accumulated amortization
Accumulated amortization at begining
Accumulated amortization Acquisitions through business combinations
Amortization charged for the year
Exchange differences
Accumulated amortization at ending
Net book value	194,082	$ 194,495
Impairment of intangible assets